Income Taxes (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Applicable tax rate	16.50%
Assessable profits (in Dollars)	$ 2,000,000
Subject to unified enterprise	25.00%
Tax concession	0.00%	(5.50%)	0.00%
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Tax concession	15.00%
Minimum [Member]
Taxes [Line Items]
Applicable tax rate	16.50%